PROPERTY, PLANT AND EQUIPMENT (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 2,056
Additions	112
Disposals	(2)
Depreciation and impairment	(132)
Transfer during the year	0
Effects of changes in foreign exchange rates	(3)
Ending balance	2,031
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3,322
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,291)
Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19
Additions	0
Disposals	0
Depreciation and impairment	0
Transfer during the year	2
Effects of changes in foreign exchange rates	0
Ending balance	21
Land and Property Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	37
Land and Property Rights | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(16)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	366
Additions	9
Disposals	0
Depreciation and impairment	(14)
Transfer during the year	18
Effects of changes in foreign exchange rates	(1)
Ending balance	378
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	552
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(174)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,451
Additions	36
Disposals	(2)
Depreciation and impairment	(108)
Transfer during the year	52
Effects of changes in foreign exchange rates	0
Ending balance	1,429
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	2,488
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,059)
Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	203
Additions	66
Disposals	0
Depreciation and impairment	(5)
Transfer during the year	(74)
Effects of changes in foreign exchange rates	(2)
Ending balance	188
Construction Work in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	198
Construction Work in Progress | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(10)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17
Additions	1
Disposals	0
Depreciation and impairment	(5)
Transfer during the year	2
Effects of changes in foreign exchange rates	0
Ending balance	15
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	47
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	€ (32)